Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets
Schedule of Intangible assets net

At December 31, 2020 and 2019, intangible assets, net consisted of the following (in thousands):

	As of December 31, 2020
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,653	$(3,085)	$7,568
Internally developed software	12,386	(9,008)	3,378
	$23,039	$(12,093)	$10,946

	As of December 31, 2019
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,345	$(1,518)	$8,827
Internally developed software	10,157	(6,263)	3,894
	$20,502	$(7,781)	$12,721

Schedule of aggregate amortization expenses for Intangible assets

Fiscal Year Ended December 31,
2021	$3,586
2022	2,665
2023	1,692
2024	1,522
2025	1,481
$10,946